Commitments and Contingencies - Operating Lease Commitments and Capital Expenditures (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Future minimum obligations for operating leases
2017	¥ 64,246
2018	43,146
2019	41,726
2020	510
Total	149,628
Rent expense	78,255	¥ 74,275	¥ 61,950
Capital expenditure
Amount contracted for capital expenditure on machinery and equipment	¥ 891,509